Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Disclosure of Provisions [line items]
Current	$ 737.4	$ 797.1
Non-current	120.7	147.3
Total provisions	858.1	944.4
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	810.2	881.8
Restructuring provision [member]
Disclosure of Provisions [line items]
Total provisions	7.0	20.1
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 40.9	$ 42.5